Long-Term Debt (Narrative) (Detail) - USD ($) shares in Millions, $ in Millions				1 Months Ended									12 Months Ended
	Oct. 01, 2024	Aug. 15, 2016	[1]	Aug. 31, 2019	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2014	Sep. 30, 2011	Sep. 30, 2006	Jun. 30, 2006	Dec. 31, 2018	May 31, 2017	Aug. 31, 2016	Jun. 29, 2016	May 31, 2016	Mar. 31, 2016	Jul. 31, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Aggregate outstanding principal of senior notes													$ 2,200.0
Aggregate redemption price paid													2,200.0
Make-whole premium													$ 34.0
Period of deferral									10 years
Period for consideration of proceeds (days)										180 days			365 days
Common Stock
Debt Instrument [Line Items]
Purchase price to be paid under stock purchase contracts (in dollars per unit)													50
Shares reserved and available for issuance													23.1
Capital Unit, Class A
Debt Instrument [Line Items]
Principal amount of notes															$ 1,400.0
Payment percentage rate on Equity Units															6.75%				6.375%	6.125%
Purchase price to be paid under stock purchase contracts (in dollars per unit)													50
Issuance of common stock (in shares)		28.0			12.5
Capital Unit, Class B
Debt Instrument [Line Items]
Payment percentage rate on Equity Units																				6.00%
Maximum
Debt Instrument [Line Items]
Shares to be issued under purchase contracts				18.9
Minimum
Debt Instrument [Line Items]
Shares to be issued under purchase contracts				15.1
Senior Note Redemptions
Debt Instrument [Line Items]
Interest expense													$ 69.0
Senior Note Redemptions | Series A 4.45% Senior Notes Due 2021
Debt Instrument [Line Items]
Interest rate (percentage)													4.45%
Senior Note Redemptions | Series B 2.50% Senior Notes Due 2019
Debt Instrument [Line Items]
Interest rate (percentage)													2.50%
Senior Note Redemptions | Series C 3.625% Senior Notes Due 2024
Debt Instrument [Line Items]
Interest rate (percentage)													3.625%
June 2006 and September 2006 hybrids | Unsecured Junior Subordinated Notes | Maximum
Debt Instrument [Line Items]
Amount purchased and cancelled						$ 200.0	$ 200.0
July 2016 Hybrids | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)						5.25%	5.25%
Principal amount of notes						$ 800.0	$ 800.0
Remarketable Subordinated Notes
Debt Instrument [Line Items]
Principal amount of notes																				$ 550.0
Remarketable Subordinated Notes | Capital Unit, Class A
Debt Instrument [Line Items]
Interest rate (percentage)		2.00%	[2]											1.50%				1.07%
Principal amount of notes		$ 1,400.0												$ 1,000.0				$ 550.0	$ 1,000.0	$ 550.0
Issuance of common stock (in shares)					12.5	8.5		8.5
Remarketable Subordinated Notes | Capital Unit, Class B
Debt Instrument [Line Items]
Interest rate (percentage)																	1.18%
Principal amount of notes																	$ 550.0
Issuance of common stock (in shares)							8.5
Series A Junior Subordinated Notes | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)														2.579%				4.104%
Series B Junior Subordinated Notes | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)														2.962%
June 2006 hybrids
Debt Instrument [Line Items]
Aggregate redemption price paid																		$ 38.0
Interest rate (percentage)																7.50%
Junior subordinated notes												$ 300.0
June 2006 hybrids | LIBOR
Debt Instrument [Line Items]
Spread on variable percentage rate												2.825%
September 2006 hybrids
Debt Instrument [Line Items]
Aggregate redemption price paid																		$ 4.0
Junior subordinated notes											$ 500.0
September 2006 hybrids | LIBOR
Debt Instrument [Line Items]
Spread on variable percentage rate											2.30%
Amount purchased and cancelled						$ 74.0	$ 74.0
October 2014 Hybrids | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)									5.75%
Principal amount of notes									$ 685.0
Amount purchased and cancelled						$ 125.0	$ 125.0
October 2014 Hybrids | LIBOR | Unsecured Junior Subordinated Notes | Scenario, Forecast
Debt Instrument [Line Items]
Spread on variable percentage rate	3.057%

[1]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.
[2]	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.